EMPLOYEE POST-RETIREMENT BENEFITS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	12 years	11 years	12 years
Defined Contribution Plan, Cost Recognized	37	29	24
Defined Contribution Plan, Employer Discretionary Contribution Amount	37	29	24
Total cash payments for employee post-retirement benefits, consisting of cash contributed by the company to the DB Plans and other benefit plans	116	114	114
Change in Plan Assets
Plan assets at fair value – beginning of year	2,187
Plan assets at fair value – end of year	2,437	2,187
Amounts recognized in the Balance Sheet
Intangible and Other Assets	14	16
Other Long-Term Liabilities	(444)	(244)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Expected average remaining service life of employees over which past service costs are amortized	9 years	9 years	9 years
Employer contributions	73	79	83
Change in Benefit Obligation
Benefit obligation – beginning of year	2,224	2,142
Service cost	85	84	66
Interest cost	113	96	94
Employee contributions	4	4
Benefits paid	(102)	(83)
Actuarial loss/(gain)	302	(39)
Foreign exchange rate changes	32	20
Benefit obligation – end of year	2,658	2,224	2,142
Change in Plan Assets
Plan assets at fair value – beginning of year	2,152	1,825
Actual return on plan assets	246	313
Employer contributions	73	79	83
Employee contributions	4	4
Benefits paid	(102)	(83)
Foreign exchange rate changes	25	14
Plan assets at fair value – end of year	2,398	2,152	1,825
Funded Status – Plan Deficit	(260)	(72)
Amounts recognized in the Balance Sheet
Intangible and Other Assets	0	0
Accounts Payable and Other	0	0
Other Long-Term Liabilities	(260)	(72)
Total	(260)	(72)
Pension Benefit Plans | Canadian
Employee post-retirement benefits
Letter of credit to the DB Plan	47	59	48
Total amount outstanding under letters of credit	181	134
Other Post-Retirement Benefit Plans
Employee post-retirement benefits
Employer contributions	6	6	7
Change in Benefit Obligation
Benefit obligation – beginning of year	191	186
Service cost	2	2	2
Interest cost	10	7	8
Employee contributions	0	0
Benefits paid	(7)	(7)
Actuarial loss/(gain)	14	(2)
Foreign exchange rate changes	6	5
Benefit obligation – end of year	216	191	186
Change in Plan Assets
Plan assets at fair value – beginning of year	35	32
Actual return on plan assets	2	2
Employer contributions	6	6	7
Employee contributions	0	0
Benefits paid	(7)	(7)
Foreign exchange rate changes	3	2
Plan assets at fair value – end of year	39	35	32
Funded Status – Plan Deficit	(177)	(156)
Amounts recognized in the Balance Sheet
Intangible and Other Assets	14	16
Accounts Payable and Other	(7)	0
Other Long-Term Liabilities	(184)	(172)
Total	(177)	(156)